Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31, 2024	As of September 30, 2023
Accrued payroll and welfare	$138,110	$196,767
Deposits	66,129	—
Tax Payable	18,276	21,914
Accrued service fee	25,766	6,956
Accrued listing fee	—	39,765
Others	56,517	44,584
	$304,798	$309,986

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2023	2022
Accrued payroll and welfare	$196,767	$164,421
Deposits	—	80,326
Tax Payable	21,914	5,795
Accrued service fee	6,956	5,177
Accrued listing fee	39,765	—
Others	44,584	40,318
	$309,986	$296,037